Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Changes In Benefit Obligations And Plan Assets
The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits, as well as the end-of-period accumulated benefit obligation for the years ended December 31, 2018 and 2019 (in thousands):

	Pension Benefits		Other Postretirement Benefits
	2018	2019	2018	2019
Change in benefit obligations:
Benefit obligations at beginning of year	$297,856	$308,949	$12,760	$12,080
Service cost	38,167	25,406	243	193
Interest cost	14,907	12,163	416	507
Plan participants’ contributions	—	—	357	564
Actuarial (gain) loss	(21,375)	54,171	(599)	3,300
Benefits paid	(14,356)	(11,409)	(1,097)	(1,437)
Settlement payments	(6,250)	(8,040)	—	—
Benefit obligations at end of year	308,949	381,240	12,080	15,207
Change in plan assets:
Fair value of plan assets at beginning of year	198,686	197,590	—	—
Employer contributions	31,717	31,630	740	873
Plan participants’ contributions	—	—	357	564
Actual (loss) return on plan assets	(12,207)	39,522	—	—
Benefits paid	(14,356)	(11,409)	(1,097)	(1,437)
Settlement payments	(6,250)	(8,040)	—	—
Fair value of plan assets at end of year	197,590	249,293	—	—
Funded status at end of year	$(111,359)	$(131,947)	$(12,080)	$(15,207)
Accumulated benefit obligations	$208,840	$274,353

Amounts Recognized In Consolidated Balance Sheets
Amounts recognized in the consolidated balance sheets included in these financial statements were as follows (in thousands):

	Pension Benefits		Other Postretirement Benefits
	2018	2019	2018	2019
Amounts recognized in consolidated balance sheets:
Current accrued benefit cost	$—	$—	$859	$1,162
Long-term pension and benefits	111,359	131,947	11,221	14,045
	111,359	131,947	12,080	15,207
Accumulated other comprehensive loss:
Net actuarial loss	(91,669)	(107,625)	(5,409)	(8,378)
Prior service credit	3,067	2,886	—	—
	(88,602)	(104,739)	(5,409)	(8,378)
Net amount of liabilities and accumulated other comprehensive loss recognized in consolidated balance sheets	$22,757	$27,208	$6,671	$6,829

Consolidated Net Periodic Benefit Costs
Net periodic benefit expense for the years ended December 31, 2017, 2018 and 2019 was as follows (in thousands):

	Pension Benefits			Other Postretirement Benefits
	2017	2018	2019	2017	2018	2019
Components of net periodic pension and postretirement benefit expense:
Service cost	$20,497	$38,167	$25,406	$243	$243	$193
Interest cost	9,865	14,907	12,163	475	416	507
Expected return on plan assets	(10,266)	(12,090)	(9,401)	—	—	—
Amortization of prior service credit	(181)	(181)	(181)	—	—	—
Amortization of actuarial loss	5,622	9,763	5,489	749	589	331
Settlement cost	2,460	1,964	2,606	—	—	—
Net periodic expense	$27,997	$52,530	$36,082	$1,467	$1,248	$1,031

Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Loss
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss) during 2017, 2018 and 2019 were as follows (in thousands):

	Pension Benefits			Other Postretirement Benefits
	2017	2018	2019	2017	2018	2019
Beginning balance	$(58,584)	$(97,226)	$(88,602)	$(7,881)	$(6,597)	$(5,409)
Net actuarial gain (loss)	(46,543)	(2,922)	(24,051)	535	599	(3,300)
Amortization of prior service credit	(181)	(181)	(181)	—	—	—
Amortization of actuarial loss	5,622	9,763	5,489	749	589	331
Settlement cost	2,460	1,964	2,606	—	—	—
Amount recognized in other comprehensive loss	(38,642)	8,624	(16,137)	1,284	1,188	(2,969)
Ending balance	$(97,226)	$(88,602)	$(104,739)	$(6,597)	$(5,409)	$(8,378)

Weighted-Average Rate Assumptions Used

The weighted-average rate assumptions used to determine projected benefit obligations were as follows:

	December 31,
	2018	2019
Discount rate—Salaried plan	3.99%	3.02%
Discount rate—USW plan	3.94%	2.96%
Discount rate—IUOE plan	4.12%	3.09%
Discount rate—Other Postretirement Benefits	4.08%	3.06%
Rate of compensation increase—Salaried plan	6.90%	4.72%
Rate of compensation increase—USW plan	3.50%	3.28%
Rate of compensation increase—IUOE plan	5.00%	4.78%

The weighted-average rate assumptions used to determine net pension and other postretirement benefit plans expense were as follows:

	For the Year Ended December 31,
	2017	2018	2019
Discount rate—Salaried plan	4.21%	3.70%	3.99%
Discount rate—USW plan	4.04%	3.63%	3.73%
Discount rate—IUOE plan	4.41%	3.79%	4.12%
Discount rate—Other Postretirement Benefits	3.85%	3.43%	4.08%
Rate of compensation increase—Salaried plan	4% - 11%	6.80%	6.90%
Rate of compensation increase—USW plan	3.50%	3.50%	3.50%
Rate of compensation increase—IUOE plan	5.00%	5.00%	5.00%
Expected rate of return on plan assets—Salaried plan	6.00%	6.00%	4.60%
Expected rate of return on plan assets—USW plan	6.00%	6.00%	4.60%
Expected rate of return on plan assets—IUOE plan	6.00%	6.00%	4.70%

Schedule of Allocation of Plan Assets
The target allocation and actual weighted-average asset allocation percentages at December 31, 2018 and 2019 were as follows:

	2018		2019
	Actual	Target	Actual	Target
Equity securities	29%	30%	30%	30%
Fixed income securities	67%	67%	67%	67%
Other	4%	3%	3%	3%

Fair Value, Assets Measured on Recurring Basis
The fair values of the pension plan assets at December 31, 2018 were as follows (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic Equity Securities(1):
Small-cap fund	$3,816	$3,816	$—	$—
Mid-cap fund	3,811	3,811	—	—
Large-cap fund	30,595	30,595	—	—
International equity fund	19,471	19,471	—	—
Fixed Income Securities(1):
Short-term bond fund	9,242	9,242	—	—
Intermediate-term bond fund	23,036	23,036	—	—
Long-term investment grade bond funds	99,118	99,118	—	—
Other:
Short-term investment fund	8,312	8,312	—	—
Group annuity contract	189	—	—	189
Fair value of plan assets	$197,590	$197,401	$—	$189

(1) We hold equity and fixed income securities through investments in mutual funds, which are dedicated to each category as indicated.

The fair values of the pension plan assets at December 31, 2019 were as follows (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic Equity Securities(1):
Small-cap fund	$5,087	$5,087	$—	$—
Mid-cap fund	5,095	5,095	—	—
Large-cap fund	40,884	40,884	—	—
International equity fund	25,580	25,580	—	—
Fixed Income Securities(1):
Short-term bond fund	3,590	3,590	—	—
Intermediate-term bond fund	29,485	29,485	—	—
Long-term investment grade bond funds	132,096	132,096	—	—
Other:
Short-term investment fund	7,300	7,300	—	—
Group annuity contract	176	—	—	176
Fair value of plan assets	$249,293	$249,117	$—	$176

(1) We hold equity and fixed income securities through investments in mutual funds, which are dedicated to each category as indicated.

Expected Benefit Payments
As of December 31, 2019, the benefit amounts expected to be paid from plan assets through December 31, 2029 were as follows (in thousands):

	Pension Benefits	Other Postretirement Benefits
2020	$15,943	$1,163
2021	$16,473	$1,187
2022	$18,981	$1,141
2023	$21,445	$1,080
2024	$23,621	$938
2025 through 2029	$136,931	$4,069